Accumulated Other Comprehensive Income - Reclassification Adjustments from Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Comprehensive Income Loss [Line Items]
Cost of products sold	$ 2,493.7	$ 2,191.2	$ 2,083.8
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Interest expense, net	$ (292.8)	$ (218.0)	$ (201.2)
Other income (expense), net	25.5	(31.1)	(9.3)
Earnings before income taxes	830.8	1,036.6	1,067.3
Provision for income taxes	125.7	131.4	42.2
Reclassification out of Accumulated Other Comprehensive Income [Member]
Other Comprehensive Income Loss [Line Items]
Net of tax	44.0	70.5	83.2
Reclassification out of Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Other Comprehensive Income Loss [Line Items]
Earnings before income taxes	55.6	84.6	93.4
Provision for income taxes	10.3	14.7	16.0
Net of tax	45.3	69.9	77.4
Reclassification out of Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Other Comprehensive Income Loss [Line Items]
Cost of products sold	$ 56.3	$ 85.3	$ 94.1
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Reclassification out of Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member] | Forward Starting Interest Rate Swaps [Member]
Other Comprehensive Income Loss [Line Items]
Interest expense, net	$ (0.7)	$ (0.7)	$ (0.7)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plan Items [Member]
Other Comprehensive Income Loss [Line Items]
Provision for income taxes	(0.6)	0.5	0.3
Net of tax	(1.3)	0.6	5.8
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plan Items [Member] | Settlements, Prior Service Cost and Unrealized Actuarial Gain [Member]
Other Comprehensive Income Loss [Line Items]
Other income (expense), net	$ (1.9)	$ 1.1	$ 6.1